Schedule of Investments (unaudited)
July 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
General Dynamics Corp.	9,478	$ 3,634,055
L3Harris Technologies, Inc.	2,718	753,049
Lockheed Martin Corp.	7,639	4,451,551
Northrop Grumman Corp.	3,282	1,780,419
RTX Corp.	52,259	11,247,182
Textron, Inc.	4,251	362,440
		22,228,696
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	2,420	406,294
FedEx Corp.	8,724	2,681,757
United Parcel Service, Inc., Class B	29,158	3,038,847
		6,126,898
Automobiles — 1.4%
Ford Motor Co.	153,053	2,246,818
General Motors Co.	35,201	3,127,961
Rivian Automotive, Inc., Class A(a)	15,019	228,589
Tesla, Inc.(a)	41,980	13,064,596
		18,667,964
Banks — 6.8%
Bank of America Corp.	256,561	15,893,954
Citigroup, Inc.	66,523	8,810,971
Citizens Financial Group, Inc.	8,166	585,094
East West Bancorp, Inc.	5,296	693,776
Fifth Third Bancorp	21,014	1,187,291
First Citizens BancShares, Inc., Class A	209	457,010
Huntington Bancshares, Inc.	76,618	1,305,571
JPMorgan Chase & Co.	105,192	37,005,494
KeyCorp	36,337	820,853
M&T Bank Corp.	5,720	1,408,779
PNC Financial Services Group, Inc. (The)	15,741	3,933,204
Regions Financial Corp.	32,154	995,166
Truist Financial Corp.	48,471	2,512,736
U.S. Bancorp	60,628	3,820,170
Wells Fargo & Co.	119,475	10,328,614
		89,758,683
Beverages — 1.8%
Coca-Cola Co. (The)	152,548	13,361,679
Constellation Brands, Inc., Class A	5,786	753,511
Keurig Dr. Pepper, Inc.	52,895	1,646,093
PepsiCo, Inc.	53,461	7,461,017
		23,222,300
Biotechnology — 3.2%
AbbVie, Inc.	68,930	17,297,294
Amgen, Inc.	20,987	8,083,353
Biogen, Inc.(a)	5,729	1,162,701
Gilead Sciences, Inc.	48,463	6,310,367
Incyte Corp.(a)	3,834	458,240
Moderna, Inc.(a)	13,892	761,560
Regeneron Pharmaceuticals, Inc.	3,940	3,004,762
Revolution Medicines, Inc.(a)	4,125	773,561
Roivant Sciences Ltd.(a)	11,730	397,764
United Therapeutics Corp.(a)	611	316,321
Vertex Pharmaceuticals, Inc.(a)	6,964	3,322,524
		41,888,447
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	172,556	46,862,758
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	10,688	$ 1,218,539
MercadoLibre, Inc.(a)	1,029	1,932,411
		50,013,708
Building Products — 0.2%
Carrier Global Corp.	13,717	847,848
Trane Technologies PLC	4,092	1,861,655
		2,709,503
Capital Markets — 4.0%
Ameriprise Financial, Inc.	1,900	1,037,096
Bank of New York Mellon Corp. (The)	9,912	1,549,543
BlackRock, Inc.(b)	5,424	5,914,275
Blackstone, Inc., Class A	20,224	2,583,616
Carlyle Group, Inc. (The)	8,343	383,945
Charles Schwab Corp. (The)	41,984	4,418,396
CME Group, Inc., Class A	14,041	3,760,039
Goldman Sachs Group, Inc. (The)	11,518	11,729,701
Intercontinental Exchange, Inc.	22,063	3,364,166
KKR & Co., Inc., Class A	14,278	1,448,218
Morgan Stanley	46,929	9,874,800
Northern Trust Corp.	3,461	630,560
Raymond James Financial, Inc.	3,459	608,715
S&P Global, Inc.	7,930	3,266,605
State Street Corp.	5,913	1,088,938
T Rowe Price Group, Inc.	8,359	934,118
		52,592,731
Chemicals — 1.2%
Air Products & Chemicals, Inc.	4,703	1,386,868
Albemarle Corp.	2,114	248,691
CF Industries Holdings, Inc.	5,909	739,748
Corteva, Inc.	11,274	887,376
Dow, Inc.	28,326	857,995
International Flavors & Fragrances, Inc.	10,054	796,478
Linde PLC	18,194	8,703,646
LyondellBasell Industries NV, Class A	10,013	621,607
PPG Industries, Inc.	8,733	965,171
Sherwin-Williams Co. (The)	3,258	1,110,489
		16,318,069
Commercial Services & Supplies — 0.4%
Copart, Inc.(a)	13,050	380,016
Republic Services, Inc.	3,046	641,335
Veralto Corp.	3,997	376,397
Waste Management, Inc.	14,594	3,306,271
		4,704,019
Communications Equipment — 1.4%
Cisco Systems, Inc.	154,176	17,882,874
F5, Inc.(a)	1,072	431,555
		18,314,429
Construction Materials — 0.1%
CRH PLC	16,728	1,589,327
Consumer Finance — 0.8%
American Express Co.	15,183	5,105,284
Capital One Financial Corp.	24,206	5,059,296
Synchrony Financial	13,207	1,000,958
		11,165,538
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	9,760	9,290,446
Dollar General Corp.	8,605	1,093,265
Dollar Tree, Inc.(a)	7,165	911,460
Kroger Co. (The)	22,175	1,280,385

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(a)	6,009	$ 687,370
Sysco Corp.	18,647	1,589,470
Target Corp.	17,678	2,554,294
U.S. Foods Holding Corp.(a)	4,067	409,100
Walmart, Inc.	103,581	11,518,207
		29,333,997
Containers & Packaging — 0.2%
Amcor PLC	17,863	801,691
Ball Corp.	4,716	306,068
International Paper Co.	11,607	473,914
Packaging Corp. of America	1,833	450,625
Smurfit Westrock PLC	20,581	946,109
		2,978,407
Distributors — 0.0%
Genuine Parts Co.	5,370	667,867
Diversified REITs — 0.0%
WP Carey, Inc.	8,567	630,531
Diversified Telecommunication Services — 1.3%
AT&T Inc.	273,449	6,357,689
Comcast Corp., Class A	139,090	3,332,596
Verizon Communications, Inc.	164,639	7,706,752
		17,397,037
Electric Utilities — 2.3%
Alliant Energy Corp.	9,994	707,375
American Electric Power Co., Inc.	12,268	1,568,464
Constellation Energy Corp.	5,366	1,409,916
Duke Energy Corp.	30,320	3,803,038
Edison International	14,529	1,065,993
Entergy Corp.	8,383	902,178
Evergy, Inc.	8,889	737,876
Eversource Energy	14,713	1,053,304
Exelon Corp.	39,910	1,828,676
FirstEnergy Corp.	21,357	1,031,757
NextEra Energy, Inc.	81,249	7,062,163
NRG Energy, Inc.	4,280	574,761
PG&E Corp.	85,534	1,486,581
PPL Corp.	18,272	643,357
Southern Co. (The)	43,962	4,156,167
Xcel Energy, Inc.	24,344	1,903,701
		29,935,307
Electrical Equipment — 0.4%
Eaton Corp. PLC	9,206	3,822,332
Emerson Electric Co.	8,616	1,290,849
Nextpower, Inc., Class A(a)	2,460	221,080
		5,334,261
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	4,952	731,955
TD SYNNEX Corp.	1,803	461,027
TE Connectivity PLC	4,251	874,388
Teledyne Technologies, Inc.(a)	671	439,888
		2,507,258
Energy Equipment & Services — 0.3%
Halliburton Co.	32,772	1,056,897
SLB Ltd.	57,986	2,875,526
TechnipFMC PLC	4,833	346,333
		4,278,756
Entertainment — 0.8%
Electronic Arts, Inc.	4,579	960,949
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Formula One, Class A(a)	327	$ 29,368
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,120	306,165
TKO Group Holdings, Inc., Class A	815	148,175
Walt Disney Co. (The)	67,827	6,524,279
Warner Bros Discovery, Inc., Class A(a)	92,739	2,439,036
		10,407,972
Financial Services — 4.7%
Apollo Global Management, Inc.	5,661	710,965
Berkshire Hathaway, Inc., Class B(a)	72,491	37,082,046
Corpay, Inc.(a)	1,243	474,963
Fidelity National Information Services, Inc.	20,287	908,249
Fiserv, Inc.(a)	20,766	1,120,118
Global Payments, Inc.	9,036	759,747
Mastercard, Inc., Class A	13,689	7,845,166
PayPal Holdings, Inc.	34,419	1,969,111
Visa, Inc., Class A	32,528	11,909,476
		62,779,841
Food Products — 0.6%
Archer-Daniels-Midland Co.	17,726	1,405,140
Bunge Global SA	5,155	547,616
General Mills, Inc.	21,002	750,821
Hershey Co. (The)	1,765	308,963
Kraft Heinz Co. (The)	34,223	884,665
Mondelez International, Inc., Class A	50,601	3,152,948
Tyson Foods, Inc., Class A	10,862	629,562
		7,679,715
Gas Utilities — 0.0%
Atmos Energy Corp.	3,188	550,823
Ground Transportation — 1.0%
CSX Corp.	23,916	1,205,366
Norfolk Southern Corp.	4,895	1,642,175
Uber Technologies, Inc.(a)	56,841	3,999,333
Union Pacific Corp.	23,140	6,759,888
		13,606,762
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	67,900	7,177,030
Becton Dickinson & Co.	10,755	1,781,243
Boston Scientific Corp.(a)	57,813	2,701,602
GE HealthCare Technologies, Inc.	17,804	1,211,028
Medtronic PLC	50,022	4,271,379
ResMed, Inc.	2,546	537,155
STERIS PLC	2,196	501,566
Stryker Corp.	9,847	3,207,168
Zimmer Biomet Holdings, Inc.	7,494	703,911
		22,092,082
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	4,099	942,893
Centene Corp.(a)	9,266	576,531
Cigna Group (The)	9,940	2,773,757
CVS Health Corp.	49,261	5,144,326
Elevance Health, Inc.	8,168	3,069,861
HCA Healthcare, Inc.	5,860	2,359,177
Humana, Inc.	2,794	1,016,625
Labcorp Holdings, Inc.	3,231	999,025
McKesson Corp.	3,477	2,976,973
Quest Diagnostics, Inc.	4,354	1,014,526
Tenet Healthcare Corp.(a)	3,356	855,042
UnitedHealth Group, Inc.	35,381	14,661,886
		36,390,622

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	30,213	$ 5,828,088
Carnival Corp. Ltd.	30,816	856,993
Darden Restaurants, Inc.	2,518	512,614
Expedia Group, Inc.	2,013	593,312
Flutter Entertainment PLC(a)	2,931	306,202
Las Vegas Sands Corp.	4,788	234,085
Marriott International, Inc., Class A	4,993	1,861,540
McDonald’s Corp.	27,740	7,507,554
Starbucks Corp.	21,536	2,266,664
Yum! Brands, Inc.	3,619	554,720
		20,521,772
Household Durables — 0.3%
DR Horton, Inc.	9,931	1,420,729
Garmin Ltd.	2,044	600,486
Lennar Corp., Class A	8,123	668,929
Lennar Corp., Class B	440	35,508
NVR, Inc.(a)	101	620,852
PulteGroup, Inc.	7,456	942,961
		4,289,465
Household Products — 1.3%
Church & Dwight Co., Inc.	4,495	444,151
Colgate-Palmolive Co.	20,511	1,872,654
Kimberly-Clark Corp.	13,008	1,421,905
Procter & Gamble Co. (The)	90,733	13,110,011
		16,848,721
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Corp.(a)	822	274,630
Industrial Conglomerates — 0.6%
3M Co.	20,360	3,589,061
DuPont de Nemours, Inc.	5,286	724,182
Honeywell International, Inc.	12,397	3,013,091
		7,326,334
Industrial REITs — 0.4%
Prologis, Inc.	36,309	5,250,644
Insurance — 2.5%
Aflac, Inc.	17,676	2,253,336
Allstate Corp. (The)	5,115	1,350,769
American International Group, Inc.	19,510	1,533,096
Arch Capital Group Ltd.(a)	13,772	1,384,499
Arthur J. Gallagher & Co.	3,942	983,214
Brown & Brown, Inc.	10,951	770,950
Chubb Ltd.	13,889	4,870,595
Cincinnati Financial Corp.	3,142	558,271
Fidelity National Financial, Inc., Class A	9,969	514,301
Hartford Insurance Group, Inc. (The)	10,660	1,512,761
Loews Corp.	4,136	479,817
Markel Group, Inc.(a)	141	265,410
Marsh & McLennan Cos., Inc.	11,390	2,160,569
MetLife, Inc.	20,984	2,017,192
Principal Financial Group, Inc.	8,443	959,969
Progressive Corp. (The)	22,843	4,829,467
Prudential Financial, Inc.	13,541	1,653,085
Travelers Cos., Inc. (The)	8,296	3,105,691
W. R. Berkley Corp.	10,836	786,043
Willis Towers Watson PLC	1,929	647,990
		32,637,025
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	98,584	35,108,720
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS	79,354	$ 28,301,604
Meta Platforms, Inc., Class A	54,424	30,298,385
		93,708,709
IT Services — 1.0%
Accenture PLC, Class A	24,004	3,982,744
Cognizant Technology Solutions Corp., Class A	17,979	995,138
CoreWeave, Inc., Class A(a)	4,508	323,539
International Business Machines Corp.	36,496	8,162,330
		13,463,751
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	5,663	783,589
Danaher Corp.	25,113	4,896,533
Illumina, Inc.(a)	2,094	429,479
IQVIA Holdings, Inc.(a)	6,483	1,523,635
Mettler-Toledo International, Inc.(a)	363	514,117
Thermo Fisher Scientific, Inc.	14,509	8,332,519
Waters Corp.(a)	1,145	432,020
		16,911,892
Machinery — 1.5%
Caterpillar, Inc.	8,165	6,652,924
Deere & Co.	5,165	3,061,140
Dover Corp.	2,209	452,006
Fortive Corp.	12,007	710,934
Illinois Tool Works, Inc.	5,365	1,539,487
Ingersoll Rand, Inc.	7,696	641,692
Otis Worldwide Corp.	9,759	702,160
PACCAR, Inc.	19,213	2,549,181
Parker-Hannifin Corp.	2,834	2,767,486
Snap-on, Inc.	1,185	486,336
Xylem, Inc.	3,792	443,550
		20,006,896
Media — 0.2%
Charter Communications, Inc., Class A(a)	3,197	463,501
Fox Corp., Class A, NVS	7,454	434,046
Fox Corp., Class B	5,268	273,620
News Corp., Class A, NVS	14,139	389,671
News Corp., Class B	4,379	136,931
Omnicom Group, Inc.	11,195	881,047
		2,578,816
Metals & Mining — 0.5%
Alcoa Corp.	9,797	443,412
Coeur Mining, Inc.	39,989	596,236
Newmont Corp.	41,601	3,898,430
Nucor Corp.	3,370	867,067
Reliance, Inc.	937	380,516
Southern Copper Corp.	3,813	696,673
Steel Dynamics, Inc.	1,566	393,473
		7,275,807
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	28,326	643,567
Multi-Utilities — 0.8%
Ameren Corp.	6,216	681,336
CenterPoint Energy, Inc.	13,570	570,483
CMS Energy Corp.	7,661	551,515
Consolidated Edison, Inc.	14,388	1,566,134
Dominion Energy, Inc.	32,615	2,255,980
DTE Energy Co.	8,068	1,144,607
NiSource, Inc.	9,652	428,838
Public Service Enterprise Group, Inc.	12,662	970,922

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Sempra	25,538	$ 2,261,390
WEC Energy Group, Inc.	7,020	768,128
		11,199,333
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy, Inc.	8,178	2,155,475
Chevron Corp.	72,100	14,191,443
ConocoPhillips	47,555	5,729,426
Devon Energy Corp.	41,375	1,867,254
Diamondback Energy, Inc.	7,077	1,436,277
EOG Resources, Inc.	20,777	3,089,332
EQT Corp.	15,760	839,850
Expand Energy Corp.	3,284	308,795
ExxonMobil Holdings Corp.	162,515	25,261,332
Kinder Morgan, Inc.	76,927	2,475,511
Marathon Petroleum Corp.	5,855	1,852,932
Occidental Petroleum Corp.	28,545	1,629,063
ONEOK, Inc.	24,194	2,197,057
Ovintiv, Inc.	10,458	653,207
Permian Resources Corp., Class A	29,253	623,381
Phillips 66	15,714	3,326,340
Targa Resources Corp.	4,342	1,173,947
Valero Energy Corp.	11,539	3,610,553
Williams Cos., Inc. (The)	27,384	1,959,051
		74,380,226
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	25,366	2,218,003
Southwest Airlines Co.	7,307	328,596
United Airlines Holdings, Inc.(a)	12,616	1,530,699
		4,077,298
Personal Care Products — 0.1%
Kenvue, Inc.	67,823	1,304,915
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	79,331	5,181,108
Johnson & Johnson	93,984	24,092,798
Merck & Co., Inc.	93,705	12,200,391
Pfizer, Inc.	221,428	5,537,914
Royalty Pharma PLC, Class A	14,475	845,774
Viatris, Inc.	44,265	777,293
Zoetis, Inc., Class A	9,498	734,101
		49,369,379
Professional Services — 0.7%
Automatic Data Processing, Inc.	15,704	4,184,488
Broadridge Financial Solutions, Inc.	4,547	700,010
Equifax, Inc.	1,821	314,341
Jacobs Solutions, Inc.	2,485	335,301
Leidos Holdings, Inc.	4,828	558,117
Paychex, Inc.	12,666	1,479,895
SS&C Technologies Holdings, Inc.	8,115	625,261
Verisk Analytics, Inc.	2,109	410,939
		8,608,352
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	6,832	1,003,006
Residential REITs — 0.2%
AvalonBay Communities, Inc.	3,160	586,528
Equity Residential	7,850	521,632
Essex Property Trust, Inc.	1,280	363,699
Invitation Homes, Inc.	12,116	360,088
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	4,610	$ 610,087
Sun Communities, Inc.	2,102	259,555
		2,701,589
Retail REITs — 0.3%
Kimco Realty Corp.	26,311	670,404
Realty Income Corp.	23,691	1,513,144
Simon Property Group, Inc.	6,175	1,416,360
		3,599,908
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	8,871	3,259,294
First Solar, Inc.(a)	1,823	384,708
Micron Technology, Inc.	19,833	16,323,154
NXP Semiconductors NV	2,995	686,334
QUALCOMM, Inc.	40,944	6,043,744
Texas Instruments, Inc.	19,464	5,367,003
		32,064,237
Software — 9.5%
Adobe, Inc.(a)(c)	15,781	3,951,720
Intuit, Inc.	10,470	3,309,253
Microsoft Corp.	218,676	101,623,111
Oracle Corp.	34,301	4,454,671
PTC, Inc.(a)	1,534	210,465
Roper Technologies, Inc.	2,583	1,012,458
Salesforce, Inc.	30,877	5,681,986
Strategy, Inc., Class A(a)	12,951	1,208,069
Synopsys, Inc.(a)	2,940	1,142,954
Trimble, Inc.(a)	2,648	149,824
Workday, Inc., Class A(a)	7,948	1,274,382
Zoom Communications, Inc., Class A(a)	9,425	905,460
		124,924,353
Specialized REITs — 0.9%
American Tower Corp.	18,204	3,155,846
Crown Castle, Inc.	16,937	1,292,293
Digital Realty Trust, Inc.	4,698	885,667
Equinix, Inc.	1,638	1,669,581
Extra Space Storage, Inc.	5,126	758,853
Iron Mountain, Inc.	3,287	402,066
Public Storage	4,131	1,339,146
SBA Communications Corp.	2,285	413,539
VICI Properties, Inc.	40,818	1,075,554
Weyerhaeuser Co.	10,380	259,811
		11,252,356
Specialty Retail — 1.9%
Dick’s Sporting Goods, Inc.	2,463	482,526
Home Depot, Inc. (The)	38,805	12,881,708
Lowe’s Cos., Inc.	21,895	4,550,000
Ross Stores, Inc.	3,422	859,162
TJX Cos., Inc. (The)	27,028	4,252,585
Tractor Supply Co.	18,811	578,814
Ulta Beauty, Inc.(a)	707	362,571
Williams-Sonoma, Inc.	2,533	579,196
		24,546,562
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	286,302	88,441,551
Dell Technologies, Inc., Class C	3,251	1,317,858
Hewlett Packard Enterprise Co.	51,661	2,474,562
HP, Inc.	35,914	979,374
NetApp, Inc.	4,916	877,506
Sandisk Corp.(a)	2,900	3,523,007
		97,613,858

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	3,844	$ 456,936
NIKE, Inc., Class B	45,330	1,890,715
Tapestry, Inc.	2,679	408,199
		2,755,850
Tobacco — 1.2%
Altria Group, Inc.	65,488	4,474,795
Philip Morris International, Inc.	60,711	11,584,873
		16,059,668
Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	2,792	654,249
Sunbelt Rentals Holdings, Inc.	8,958	644,259
United Rentals, Inc.	786	848,299
Watsco, Inc.	624	193,003
WESCO International, Inc.	1,150	395,014
		2,734,824
Water Utilities — 0.0%
American Water Works Co., Inc.	4,306	577,736
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	19,766	3,413,786
Total Common Stocks — 99.9% (Cost: $1,016,727,297)		1,319,796,815
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	8,671	87
Total Rights — 0.0% (Cost: $ —)		87
Total Long-Term Investments — 99.9% (Cost: $1,016,727,297)		1,319,796,902
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(b)(d)(e)	3,920,324	$ 3,921,500
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(d)	2,615,932	2,615,932
Total Short-Term Securities — 0.5% (Cost: $6,537,432)		6,537,432
Total Investments — 100.4% (Cost: $1,023,264,729)		1,326,334,334
Liabilities in Excess of Other Assets — (0.4)%		(4,907,052)
Net Assets — 100.0%		$ 1,321,427,282

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,389,877	$ 531,312 (a)	$ —	$ 570	$ (259)	$ 3,921,500	3,920,324	$ 869 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,785,315	830,617 (a)	—	—	—	2,615,932	2,615,932	18,613	—
BlackRock, Inc.	5,760,634	639,937	(621,283)	381	134,606	5,914,275	5,424	30,953	—
				$ 951	$ 134,347	$ 12,451,707		$ 50,435	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index	1	09/18/26	$ 142	$ (5,015)
Russell 1000 Value E-Mini Index	11	09/18/26	1,365	22,463
				$ 17,448
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,319,796,815	$ —	$ —	$ 1,319,796,815
Rights	—	87	—	87
Short-Term Securities
Money Market Funds	6,537,432	—	—	6,537,432
	$ 1,326,334,247	$ 87	$ —	$ 1,326,334,334
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 22,463	$ —	$ —	$ 22,463
Liabilities
Equity Contracts	(5,015)	—	—	(5,015)
	$ 17,448	$ —	$ —	$ 17,448

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust